SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact of Newly Adopted Accounting Pronouncement - Additional Information (Details) ¥ in Millions	Dec. 31, 2021 CNY (¥)
ASU 2020-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle accounting standards update date of adoption	Jan. 01, 2021
Change in accounting principle accounting standards update adopted	true
Change in accounting principle accounting standards update immaterial effect	true
ASU 2018-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle accounting standards update date of adoption	Jan. 01, 2021
Change in accounting principle accounting standards update adopted	true
Change in accounting principle accounting standards update immaterial effect	true
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	¥ 35
Operating lease liabilities	¥ 35